Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,961	$ 2,287	$ 2,239
Contribution to defined contribution plan	21	184	68
Share based payment	16,767	19,804	21,984
Legal and professional	38	77	76
Total	18,787	22,352	$ 24,367
Balance Outstanding
Employee related payables	1,207	655
Accrued expenses	$ 34	$ 48